Deferred tax assets and liabiities (Details Textual) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Deferred Tax Liabilities [Line Items]
Carry-forward tax losses indefinitely	€ 13,753
Deferred tax assets	3,931	€ 4,078
Carry-forward tax losses	€ 19,108
Foreign Subsidiaries [Member]
Disclosure Of Deferred Tax Liabilities [Line Items]
Average effective tax rate	35.00%
Italian Companies [Member]
Disclosure Of Deferred Tax Liabilities [Line Items]
Carry-forward tax losses	€ 10,786
Accumulated write-downs of deferred tax assets	4,133
Foreign Companies [Member]
Disclosure Of Deferred Tax Liabilities [Line Items]
Carry-forward tax losses	8,322
Accumulated write-downs of deferred tax assets	€ 1,608
Italian subsidiaries [Member]
Disclosure Of Deferred Tax Liabilities [Line Items]
Average effective tax rate	24.00%
Unused tax losses [member]
Disclosure Of Deferred Tax Liabilities [Line Items]
Deferred tax assets	€ 2,615	€ 2,913